Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure
The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at September 30, 2016 are as follows:

	Total $	Remainder of 2016 $	2017 $	2018 $	2019 $	2020 $
Consolidated LNG carrier newbuildings (i)	1,537,362	39,129	708,539	540,580	249,114	—
Equity accounted joint ventures (ii)	1,507,206	119,277	346,095	532,209	309,720	199,905
	3,044,568	158,406	1,054,634	1,072,789	558,834	199,905

(i)
As at September 30, 2016, the Partnership had nine LNG carrier newbuildings on order which are scheduled for delivery between 2017 and 2019. These commitment amounts are described in more detail in Note 14 of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015.

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of September 30, 2016. These commitments are described in more detail in Note 14 of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015. As of September 30, 2016, based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity accounted joint ventures has secured $269 million of financing related to $236 million of LNG and LPG carrier newbuilding commitments included in the table above.